Lines Of Credit	6 Months Ended
Jun. 30, 2011
Lines Of Credit [Abstract]
Lines Of Credit

11. Lines of Credit

On August 5, 2010, the Company entered into a standby letter of credit agreement with a banking institution. The credit facility provides for a $220,000 line of credit in conjunction with the Company's corporate real estate lease. The credit facility is secured by a priority interest in the Company's savings account at the banking institution in the amount of $220,000. This amount has been classified as long-term restricted cash on the consolidated balance sheets as of December 31, 2010 and June 30, 2011 (unaudited).

On September 23, 2008, the Company entered into a line of credit agreement with a banking institution. The credit facility provides for a $500,000 line of credit. Under the credit facility, a sub-facility of $300,000 is available for a Company-sponsored travel and expense credit card program, and a sub-facility of $200,000 is available under a revolving line of credit. Amounts borrowed under the $300,000 sub-facility, which terminates on April 5, 2012, will be charged a fixed rate of interest of 5% per year. Amounts borrowed under the $200,000 line of credit, which terminates on April 15, 2012, will be charged a variable interest rate equal to the greater of the banking institution's prime rate or 5%. The banking institution's prime rate at December 31, 2009, December 31, 2010 and June 30, 2011 was 3.25% (unaudited). The credit is secured by a priority interest in the Company's savings account at the banking institution in the amount of $500,000. This amount has been classified as restricted cash on the consolidated balance sheets as of December 31, 2009, December 31, 2010 and June 30, 2011 (unaudited). As of December 31, 2009, December 31, 2010 and June 30, 2011, balances under the corporate credit card are $76,000, $108,000, and $169,000 (unaudited) respectively, and recorded in accounts payable. There was no outstanding balance under the revolving line of credit at December 31, 2009, December 31, 2010 or June 30, 2011 (unaudited).